Share-based awards - Summary of RSU and PSU Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)	251,053
Granted (in shares)	60,182
Shares vested (in shares)	(118,611)
Forfeited (in shares)	(8,896)
Outstanding at ending of period (in shares)	183,728	251,053
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)	$ 89.95
Granted (USD per share)	140.13
Shares vested (USD per share)	71.45
Forfeited (USD per share)	84.65
Outstanding at end of period (USD per share)	$ 110.54	$ 89.95
Weighted Average Remaining Contractual Life
Outstanding at end of period (in years)	1 year 6 months 7 days	29 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period (in shares)	534,677
Granted (in shares)	156,142
Shares vested (in shares)	(229,654)
Forfeited (in shares)	(32,098)
Outstanding at ending of period (in shares)	429,067	534,677
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (USD per share)	$ 89.50
Granted (USD per share)	137.99
Shares vested (USD per share)	68.82
Forfeited (USD per share)	95.44
Outstanding at end of period (USD per share)	$ 117.77	$ 89.50
Weighted Average Remaining Contractual Life
Outstanding at end of period (in years)	1 year 10 months 17 days	1 year 2 months 19 days